Intangible assets (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) Municipalities	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Right of use	R$ 44,012,858	R$ 39,320,871	R$ 36,503,834	R$ 34,405,575
Program contracts commitments, noncurrent	21,969	100,188
Program contracts commitments, noncurrent	R$ 12,047	R$ 12,197
Percentage of revenue	44.95%	45.14%
Monthly remuneration plus any interests and charges	R$ 14,740
Monthly remuneration plus any interests and charges	R$ 42,904
[custom:AmortizationAverageRate-0]	5.40%	5.20%	4.90%
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Number of municipalities | Municipalities		376
Percentage of revenue	7.75%
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, discount rate for adjustment - PPP	8.20%
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, discount rate for adjustment - PPP	14.85%
Leases Related To Concession Agreements And Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use	R$ 374,679	R$ 222,572	R$ 245,681	269,561	R$ 245,681
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use	43,738	54,356	65,012	65,012	76,454
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use	R$ 330,941	R$ 168,216	R$ 180,669	R$ 180,669	R$ 193,107